Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 1,906	$ 2,069
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	505	548
Income taxes recorded at rates different from the Canadian tax rate	(176)	(239)
Tax expense related to the transfer of certain technology assets	72
Net non-taxable foreign exchange and other gains and losses	(9)	16
Tax expense on changes in statutory intercompany investment values	30	12
Recognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(30)	(12)
Provision for uncertain tax positions	3	(9)
Recognition of tax assets that arose in prior years		(468)
Derecognition of tax assets that arose in prior years		3
Impact of changes in tax laws and rates	15	7
Research and development credits	(10)	(9)
Other adjustments related to prior years	2	17
Pillar Two top-up tax	5	4
Withholding taxes	7	6
Other differences	9	1
Total tax expense (benefit)	$ 423	$ (123)